Note 7 - Business Combinations	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
7	BUSINESS COMBINATIONs

PERK
,
INC
.

On
January
19,
2017,
the Company acquired
100%
of the issued and outstanding shares of Perk, Inc. (“
Perk
”), a Waterloo, Ontario, Canada based innovator in rewarded video for mobile devices for consideration of
$43.7
million. The acquisition accelerates the Company’s strategy to build a unified programmatic platform with unique audiences of uniform quality at scale. Through Perk, RhythmOne plc gains access to a number of premium consumer mobile apps and web properties, adding exclusive inventory to the Company’s supply side portfolio, as well as strategic demand relationships. The Company issued
8,823,541
of its ordinary shares with a value of
$43.7
million in consideration for the acquisition.

The acquisition was accounted for using the acquisition method in accordance with IFRS
3,
Business Combinations, with the results of operations consolidated with those of the Company effective
January
19,
2017.
Transaction costs of
$0.9
million were recorded in transaction costs within net loss.

The acquisition incrementally added
$13.1
million of revenue to the Group in the current fiscal year and generated a loss before tax of
$0.5
million. If the acquisition had been completed on the
first
day of the financial year, Group revenues for the period would have been
$234
million and loss before tax would have been
$21.5
million.

The allocation of the purchase price is as follows after management finalized the acquisition accounting:

$000’s
PURCHASE CONSIDERATION
Consideration in the Company’s shares (8,823,541 ordinary shares)	43,697
ASSETS
Current assets
Cash	10,229
Trade accounts receivable	10,255
Other receivables	1,753
Property plant and equipment	630
Software	99
Trade names and trademarks	5,400
Technology related assets	4,700
Customer relationships & user base	9,700

LIABILITIES
Current liabilities
Trade and other payables	(9,058)
Term loans	(832)
Provisions	(300)
Income tax payable	(953)
Term loans	(675)
Deferred tax liabilities	(4,695)
FAIR VALUE OF NET IDENTIFIABLE ASSETS AND LIABILITIES ASSUMED	26,253
GOODWILL	17,444

The fair value of the financial assets includes trade accounts receivables with a fair value of
$10.3
million and a gross contractual value of
$10.3
million. The best estimate at acquisition date of the contractual cash flows not
to be collected is
$0
or
nil.
The goodwill of
$17.4
million arising from the acquisition was attributable to the assembled workforce of the acquired business and synergies expected to arise post acquisition and integration of the business.
None
of the goodwill recognized is expected to be deductible for tax purposes. Management determined the valuation of the acquired intangibles and goodwill balances with the assistance of an independent valuator.

RadiumOne, Inc.

On
June 26, 2017,
the Group acquired certain assets of a leading data-driven marketing platform and related liabilities from RadiumOne, a San Francisco, California based company for a consideration of
$20.4
 million. The consideration includes
$8.9
 million in cash and
$11.5
 million of deferred consideration. At the date of acquisition, there was variability whether the deferred consideration would be settled in cash or shares and as a result this was classified as a financial liability. As of
September 30, 2017,
this uncertainty has been resolved and it was clear the deferred consideration would be settled by RhythmOne plc issuing its shares. On this basis, the deferred consideration was revalued at this date based on the Company shares’ market price and it was then reclassified to shares to be issued within equity as it would be settled by RhythmOne plc’s shares. The resulting
$3.1
million profit on revaluation has been recognized as other income within exceptional costs.

The acquisition has been accounted for using the acquisition method in accordance with IFRS
3,
Business Combinations, with the results of operations consolidated with those of the Group effective
June 26, 2017.
Under this method, the assets acquired and liabilities assumed have been recorded on preliminary estimates of fair value. The fair value table below has been based on available management information and work is continuing in respect of the fair value exercise. The transaction costs of
$1.9
 million were recorded in exceptional costs within net loss for the year ended
March 31, 2018.

The acquisition incrementally added
$53.9
 million of revenue to the Group in the current year and generated a loss before tax of
$6.0
 million. If the acquisition had been completed on the
first
day of the financial year, Group revenue for the year would have been
$274.5
 million and loss before tax would have been
$27.8
 million.

The provisional allocation of the purchase price as follows is subject to change once management has finalized the acquisition accounting:

$000’s
Property plant and equipment	3,282
Intangible assets - tradename	900
Intangible assets - software technology	6,100
Intangible assets - customer relationships	4,200
Intangible assets - favorable lease	100
Other assets	3,497
Cash and cash equivalents	4,455
Trade receivables	22,863
Credit facility	(14,431)
Trade and other payables	(21,189)
Deferred tax liability	(436)
Provisional fair value of net identifiable assets and liabilities assumed	9,341
Goodwill	11,066
Total consideration	20,407
Satisfied by:
Cash	8,944
Deferred consideration	11,463
Total consideration transferred	20,407
Net cash outflow arising on acquisition:
Cash consideration	8,944
Less cash and cash equivalents acquired	(4,455)
Total net cash outflow arising on acquisition	4,489

The provisional fair value of the financial assets includes trade accounts receivables with a gross contractual value of
$24.2
 million. The best estimate of the contractual cash flows
not
to be collected is
$1.4
million. The goodwill of
$11.1
 million arising from the acquisition was primarily attributable to the assembled workforce of the acquired business and synergies expected to arise post-acquisition and integration of the business. Subsequent to the close, the Company paid off the
$14.4
 million credit line with Comerica bank. Certain intangible assets and goodwill balances are expected to be deductible for tax purposes over a period of
15
years. Management determined the valuation of the acquired intangibles and goodwill balances with the assistance of an independent valuator.

YuMe, Inc.

On
February 2, 2018,
the Group acquired
100%
of the issued and outstanding shares of YuMe, Inc. (YuMe), a Redwood City, California based company for a consideration of
$163.4
 million which consisted of
$61.6
million in cash consideration and
26,048,596
of RhythmOne’s ordinary shares issued with a value of
$100.9
million and
$0.9
million due to the settlement of a pre-existing relationship.

The acquisition accelerated RhythmOne’s strategy to build a unified programmatic platform with unique audiences of differentiated quality at scale. Through YuMe, the Company gains access to a leading data driven advertising platform, premium video and connected TV inventory, unique consumer insights, cross-screen targeting technology and established demand relationships.

The acquisition has been accounted for using the acquisition method in accordance with IFRS
3,
Business Combinations, with the results of operations consolidated with those of the Group effective
February 2, 2018.
Under this method, the assets acquired and liabilities assumed have been recorded on preliminary estimates of fair value. The fair value table below has been based on available management information and work is continuing in respect of the fair value exercise. The transaction costs of
$8.6
 million were recorded in exceptional costs within net loss for the year ended
March 31, 2018.

The acquisition incrementally added
$16.9
 million of revenue to the Group in the current year and generated a loss before tax of
$2.8
 million. If the acquisition had been completed on the
first
day of the financial year, Group revenue for the year would have been
$373.3
 million and loss before tax would have been
$36.9
 million.

The provisional allocation of the purchase price as follows is subject to change once management has finalized the acquisition accounting:

$000’s
Property plant and equipment	6,944
Intangible assets - tradename	1,200
Intangible assets - software technology	15,900
Intangible assets - customer relationships	26,600
Intangible assets - favorable lease	1,418
Other assets	5,067
Cash and cash equivalents	42,487
Trade receivables	37,940
Trade and other payables	(37,241)
Net deferred tax liability	(1,128)
Provisional fair value of net identifiable assets and liabilities assumed	99,187
Goodwill	64,245
Total consideration	163,432
Satisfied by:
Settlement of pre-existing trading relationships	950
Cash	61,569
Share consideration	100,913
Total consideration transferred	163,432
Net cash outflow arising on acquisition:
Cash consideration	61,569
Less cash and cash equivalents acquired	(42,487)
Total net cash outflow arising on acquisition	19,082

The provisional fair value of the financial assets includes trade accounts receivables with a fair value and gross contractual value of
$40.8
 million. The best estimate of the contractual cash flows
not
to be collected is
$2.5
million. The goodwill of
$64.2
 million arising from the acquisition was primarily attributable to the assembled workforce of the acquired business and synergies expected to arise post-acquisition and integration of the business.
No
intangible assets and goodwill balances are expected to be deductible for tax purposes. Management determined the valuation of the acquired intangibles and goodwill balances with the assistance of an independent valuator.